LOANS PAYABLE	12 Months Ended
Dec. 31, 2022
Disclosure Loans Payable Abstract
LOANS PAYABLE

8 - LOANS PAYABLE

Loans payable consist of the following as of:

	December 31,	December 31,
	2022	2021
Original borrowings of $100,000, bears interest at 1%, requires no payments until maturity in March 2024, converted to equity at the initial public offering	$-	$20,500
Original borrowings of $250,000, bears interest at 1%, requires no payments until maturity in January 2024	210,500	210,500
Original payable of $151,096 with additional net borrowings of $252,954, requires monthly payments of $1,500 until total payments of $404,050 have been made	392,044	242,053
Original payable of $553,175 with additional net borrowings of $72,237, requires monthly payments of $25,000 until total payments of $625,412 have been made	450,000	553,175
Original payable of $492,180 with additional net borrowings of $620,804 requires monthly payments of $25,000 until total payments of $1,112,984 have been made	865,618	1,020,890
Borrowings of $9,075,000 and unamortized original issue discount of $638,388, bears interest at 5%, requires no payments until maturity in May 2023 (“Investor Notes”)	8,275,040	-
Original borrowings of $60,000, bears interest at 1%, requires no payments until maturity in January 2024	60,000	-
Original amounts due of $195,000, related to services provided by a vendor, requires monthly payments of $10,000 through May 2022, then monthly payments of $25,000 through August 2022 at which time any remaining balance is due	65,000	145,000
Letter of credit	2,500,000	-
Original borrowing of $119,224 with monthly payments $14,903	119,224	-
Other borrowing	225,929	-
	13,163,355	2,192,118
Less: Current maturities	9,761,723	1,267,004
	$3,401,632	$925,114

In conjunction with the initial public offering in August of 2022, we repaid $2,500,000 of Investor Notes which included a prepayment premium of 15%. On September 16, 2022, under the terms of the agreement, we sold an additional $2,070,000 of Investor Notes, including an original issue discount of 15%. In conjunction with this sale, we issued 517,500 warrants with an exercise price of $4.00. In conjunction with these warrants and notes sale, we recorded $349,899 of debt discount associated with this warrant issuance.

On September 30, 2022, we sold an additional $1,408,750 of Investor Notes, including an original issue discount of 15%. In conjunction with this sale, we issued 352,188 warrants with an exercise price of $4.00. In conjunction with these warrants and notes sale, we recorded $241,455 of debt discount associated with this warrant issuance.

Future minimum principal repayments of the loans payable are as follows:

For the Twelve Months Ending December 31,
2023	$9,761,723
2024	$3,401,632
Loans payable	$13,163,355